Share Based Payments, Reconciliation of Outstanding Options (Details) - shares		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)		2,234,482	12,234,482	42,234,482
Exercised during the year (in shares)		(255,830)	0	(40,000,000)
Forfeited / lapsed during the year (in shares)		(14,897)	(10,000,000)	0
Number of options at the end of the financial year (in shares)		9,954,318	2,234,482	12,234,482
Non-recurring and Non-share based payments [Member]
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)		2,234,482
Granted during the year (in shares)		416,028,448
Exercised during the year (in shares)		(255,830)
Forfeited / lapsed during the year (in shares)		(14,897)
Other net changes (in shares)	[1]	(408,037,885)
Number of options at the end of the financial year (in shares)		9,954,318	2,234,482
Equity-settled Services [Member] | Non-recurring [Member]
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)	[2]	2,234,482
Granted during the year (in shares)	[2]	0
Exercised during the year (in shares)	[2]	0
Forfeited / lapsed during the year (in shares)	[2]	(14,897)
Other net changes (in shares)	[1],[2]	(2,219,585)
Number of options at the end of the financial year (in shares)	[2]	0	2,234,482
Piedmont Replacement Option Awards [Member] | Non-recurring [Member]
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)	[3]	0
Granted during the year (in shares)	[3]	2,153,470
Exercised during the year (in shares)	[3]	(255,830)
Forfeited / lapsed during the year (in shares)	[3]	0
Other net changes (in shares)	[1],[3]	0
Number of options at the end of the financial year (in shares)	[3]	1,897,640	0
Equity-settled transactions [Member] | Non-share based payments [Member]
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)	[4]	0
Granted during the year (in shares)	[4]	413,874,978
Exercised during the year (in shares)	[4]	0
Forfeited / lapsed during the year (in shares)	[4]	0
Other net changes (in shares)	[1],[4]	(405,818,300)
Number of options at the end of the financial year (in shares)	[4]	8,056,678	0

[1]	On 22 September 2025, the Company consolidated the number of shares on issue on a 150:1 basis, resulting in the conversion of every 150 shares into one share.
[2]	Equity-settled services relate to options granted to Jett Capital Advisors, LLC in respect of corporate advisory services undertaken for the Group. Options were granted on 28 November 2022 and lapsed on 28 November 2025.
[3]	The Piedmont Replacement Option Awards are managed separately to all other awards granted under the Company’s shareholder approved Employee Share and Option Plan. These awards are managed under the Piedmont Stock Incentive Plan. The Company has been granted a waiver from ASX Listing Rule 6.23.4 to enable these awards to be settled through the allocation of shares in Elevra Lithium Limited. As such, these awards have not been included in the total number of unquoted equity securities disclosed to the ASX.
[4]	Equity-settled transactions relate to options granted to Resource Capital Fund VIII L.P. and Waratah Capital Advisors Ltd.